Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Current	$ 2,842	$ 58,038
Deferred	479	1,955
Income tax expense	$ 3,321	$ 59,993